Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2017	€ 11,603	€ 436,562	€ (345,320)	€ (76)	€ 102,769
Adjusted balance at the beginning | Previously stated	11,603	436,562	(344,833)	(76)	103,256
Adjusted balance at the beginning | Effects from the first-time adoption of IFRS 15			670		670
Adjusted balance at the beginning | Effects from the first-time adoption of IFRS 9			(183)		(183)
Net loss			(71,241)		(71,241)
Other comprehensive income (loss)				66	66
Total comprehensive income (loss)			(71,241)	66	(71,175)
Share-based payment expense		2			2
Balance at the end at Dec. 31, 2018	11,603	436,564	(416,074)	(10)	32,083
Net loss			(99,873)		(99,873)
Other comprehensive income (loss)				32	32
Total comprehensive income (loss)			(99,873)	32	(99,841)
Equity component of convertible loans (net of tax)		7,604			7,604
Deferred taxes on convertible loan		(2,212)			(2,212)
Share-based payment expense		19,564			19,564
Balance at the end at Dec. 31, 2019	11,603	461,520	(515,947)	22	(42,802)
Net loss			(129,122)		(129,122)
Other comprehensive income (loss)				35	35
Total comprehensive income (loss)			(129,122)	35	(129,087)
Equity component of convertible loans (net of tax)		87			87
Share-based payment expense		15,432			15,432
Exercise of options	383	(383)
Issuance of share capital (net of transaction costs)	9,669	858,048			867,717
Balance at the end at Dec. 31, 2020	€ 21,655	€ 1,334,704	€ (645,069)	€ 57	€ 711,347